CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net (loss)	$ (5,460)	$ (3,325)
Adjustments to reconcile net (loss) to net cash (used in) Operating activities:
Depreciation	26	24
Amortization of intangible assets	73	0
Stock based compensation related to employees and nonemployees	1,571	1,072
Issuance of common stock in satisfaction of SEDA commitments fees	150	0
Changes in assets and liabilities:
(Increase) in accounts receivables	(18)	0
Decrease (increase) in receivables and prepaid expenses	37	(55)
Increase in trade payables	11	11
(Decrease) increase in related parties payable	(34)	182
Long term deposit exchange rate differences	3	0
Increase in accrued expenses and other liabilities	172	77
Net cash (used in) operating activities	(3,469)	(2,014)
Cash flows from investing activities
Purchase of property and equipment	(98)	(48)
Intangible asset	(390)	0
Restricted cash	0	(47)
Net cash provided by (used in) investing activities	(488)	(95)
Cash flows from financing activities
Proceeds from issuance of common stock and warrants, net	5,001	2,856
Net cash provided by financing activities	5,001	2,856
Increase in cash and cash equivalents	1,044	747
Cash and cash equivalents at the beginning of year	1,526	779
Cash and cash equivalents at the end of year	2,570	1,526
Non cash transactions:
Exchange of Series A-5 preferred stock with Series A-7 preferred stock	0		[1]
Preferred stock converted into common stock	0	12
Common stock issued in reverse acquisition	0	10
Cashless exercise of 80,291 warrants into 41,141 shares of common stock	0		[1]
Cancellation of option exercise	0		[1]
Capitalization of stock based compensation to intangible assets	138	0
Additional information:
Cash paid for income taxes	0	0
Cash paid for interest expense	$ 0	$ 0

[1]	Less than one thousand